SSGA Funds

(the “Trust”)

Supplement dated April 28, 2017 to the Prospectuses

dated December 19, 2016, as supplemented

Effective May 1, 2017 (the “Effective Date”), State Street Global Markets, LLC, the distributor of each series of the Trust, will be renamed State Street Global Advisors Funds Distributors, LLC.

Accordingly, as of the Effective Date, all references in the Prospectuses to State Street Global Markets, LLC and SSGM are hereby replaced with State Street Global Advisors Funds Distributors, LLC and SSGA FD, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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